EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic loss per share
Profit attributable to each class of shares - Continued Operation	R$ 6,338,688	R$ 7,910,061	R$ 14,447,584
Losses attributable to each class of shares - Discontinued Operation		3,284,975	18,955
Profit for the Year	6,338,688	11,195,036	14,466,539
Diluted loss per share
Profit attributable to each class of shares - Continued Operation	6,338,688	7,910,061	14,447,584
Profit attributable to each class of shares - Discontinued Operation		3,284,975	18,955
Profit for the Period	R$ 6,338,688	11,195,036	14,466,539
Guaranteed right (per share) of preferred shares	10.00%
Common shares
Basic loss per share
Profit attributable to each class of shares - Continued Operation	R$ 5,097,535	6,234,543	11,610,864
Losses attributable to each class of shares - Discontinued Operation		2,589,148	14,940
Profit for the Year	R$ 5,097,535	R$ 8,823,691	R$ 11,625,804
Weighted average number of shares	1,254,102,000	1,087,050,000	1,087,050,000
% of shares in relation to the total	81.88%	80.37%	80.37%
Basic earnings per share from continuing operations (R$)	R$ 4.06	R$ 5.73	R$ 10.69
Basic earnings per share of discontinued operation (R$)		2.38	0.01
Net basic earnings per share	R$ 4.06	R$ 8.12	R$ 10.70
Diluted loss per share
Profit attributable to each class of shares - Continued Operation	R$ 5,018,390	R$ 6,337,062	R$ 11,279,249
Profit attributable to each class of shares - Discontinued Operation		2,631,722	14,798
Profit for the Period	R$ 5,018,390	R$ 8,968,784	R$ 11,294,047
Weighted average number of shares in thousand	1,254,102,000	1,288,843,000	1,087,050,000
% of shares in relation to the total	80.99%	81.59%	79.42%
Diluted earnings per share of continuous operation (R$)	R$ 4.00	R$ 4.92	R$ 10.38
Diluted earnings per share of discontinued operation (R$)		2.04	0.02
Diluted earnings per share (R$)	4.00	6.96	10.40
Preferred shares
Basic loss per share
Basic earnings per share from continuing operations (R$)	4.47	6.31	10.69
Net basic earnings per share	4.47	8.93	10.71
Diluted loss per share
Diluted earnings per share of continuous operation (R$)	4.40	5.40	11.42
Diluted earnings per share (R$)	R$ 4.40	R$ 7.65	R$ 11.44
Class "A" preferred shares
Basic loss per share
Profit attributable to each class of shares - Continued Operation	R$ 657	R$ 927	R$ 1,569
Losses attributable to each class of shares - Discontinued Operation		385	2
Profit for the Year	R$ 657	R$ 1,312	R$ 1,571
Weighted average number of shares	147,000	147,000	147,000
% of shares in relation to the total	0.01%	0.01%	0.01%
Basic earnings per share from continuing operations (R$)	R$ 4.47	R$ 6.31	R$ 10.69
Basic earnings per share of discontinued operation (R$)		2.62	0.02
Net basic earnings per share	R$ 4.47	R$ 8.93	R$ 10.71
Diluted loss per share
Profit attributable to each class of shares - Continued Operation	R$ 647	R$ 795	R$ 1,677
Profit attributable to each class of shares - Discontinued Operation		330	2
Profit for the Period	R$ 647	R$ 1,125	R$ 1,679
Weighted average number of shares in thousand	147,000	147,000	147,000
% of shares in relation to the total	0.01%	0.01%	0.01%
Diluted earnings per share of continuous operation (R$)	R$ 4.40	R$ 5.41	R$ 11.42
Diluted earnings per share of discontinued operation (R$)		2.25	0.02
Diluted earnings per share (R$)	R$ 4.40	R$ 7.66	R$ 11.44
Class "B" preferred shares
Basic loss per share
Profit attributable to each class of shares - Continued Operation	R$ 1,240,496	R$ 1,674,592	R$ 2,835,151
Losses attributable to each class of shares - Discontinued Operation		695,442	4,013
Profit for the Year	R$ 1,240,496	R$ 2,370,034	R$ 2,839,164
Weighted average number of shares	277,444,000	265,437,000	265,437,000
% of shares in relation to the total	18.11%	19.62%	19.62%
Basic earnings per share from continuing operations (R$)	R$ 4.47	R$ 6.31	R$ 10.69
Basic earnings per share of discontinued operation (R$)		2.62	0.02
Net basic earnings per share	R$ 4.47	R$ 8.93	R$ 10.71
Diluted loss per share
Potential dilutive common shares included in the calculation of the weighted average number of shares due to dilutive effect	22,358,186
Profit attributable to each class of shares - Continued Operation	R$ 1,221,236	R$ 1,514,074	R$ 3,029,594
Profit attributable to each class of shares - Discontinued Operation		628,782	3,975
Profit for the Period	R$ 1,221,236	R$ 2,142,856	R$ 3,033,569
Weighted average number of shares in thousand	277,444,000	279,941,000	265,437,000
% of shares in relation to the total	17.59%	17.72%	19.39%
Diluted earnings per share of continuous operation (R$)	R$ 4.40	R$ 5.41	R$ 11.42
Diluted earnings per share of discontinued operation (R$)		2.25	0.02
Diluted earnings per share (R$)	R$ 4.40	R$ 7.65	R$ 11.44
Converted Preferred B
Diluted loss per share
Profit attributable to each class of shares - Continued Operation	R$ 98,415	R$ 58,131	R$ 137,065
Profit attributable to each class of shares - Discontinued Operation		24,142	180
Profit for the Period	R$ 98,415	R$ 82,273	R$ 137,245
Weighted average number of shares in thousand	22,358,000	10,748,000	12,009,000
% of shares in relation to the total	1.41%	0.68%	1.17%
Diluted earnings per share of continuous operation (R$)	R$ 4.40	R$ 5.41	R$ 11.42
Diluted earnings per share of discontinued operation (R$)		2.25	0.02
Diluted earnings per share (R$)	R$ 4.40	R$ 7.65	R$ 11.44